Acquisitions - Additional Information (Detail) - USD ($)			3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 26, 2015	Jul. 17, 2015	Sep. 26, 2015	Sep. 26, 2015	Sep. 27, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012	Jan. 17, 2014
Business Acquisition [Line Items]
Proforma effect on revenue						$ 1,326,861,000	$ 1,230,491,000	$ 1,022,535,000
Net income from the acquisition						$ 8,181,000	(104,705,000)	(46,405,000)
West Region [Member] | Senior Notes [Member]
Business Acquisition [Line Items]
Debt instrument, face amount									$ 260,000,000
Interest rate									10.50%
2014 Acquisitions [Member] | West Region [Member]
Business Acquisition [Line Items]
Business acquisition date						Mar. 31, 2014
2014 Acquisitions [Member] | Central Region [Member]
Business Acquisition [Line Items]
Business acquisition date						Oct. 03, 2014
2014 Acquisitions [Member] | West Region [Member]
Business Acquisition [Line Items]
Business acquisition date						Jan. 17, 2014
2014 Acquisitions [Member] | West Region [Member]
Business Acquisition [Line Items]
Business acquisition date						Sep. 30, 2014
2014 Acquisitions [Member] | East Region [Member]
Business Acquisition [Line Items]
Business acquisition date						Jun. 09, 2014
2014 Acquisitions [Member]
Business Acquisition [Line Items]
Proforma effect on revenue							305,700,000	82,400,000
Net income from the acquisition							33,700,000	4,700,000
2014 Acquisitions [Member] | West Region [Member]
Business Acquisition [Line Items]
Business acquisition date						Sep. 19, 2014
2014 Acquisitions [Member] | West Region [Member]
Business Acquisition [Line Items]
Business acquisition date						Sep. 04, 2014
2014 Acquisitions [Member] | West Region [Member] | Senior Notes [Member]
Business Acquisition [Line Items]
Debt instrument, face amount						$ 115,000,000
Interest rate						10.50%
2014 Acquisitions [Member] | West Region [Member]
Business Acquisition [Line Items]
Business acquisition date						Jul. 29, 2014
2013 Acquisitions [Member]
Business Acquisition [Line Items]
Proforma effect on revenue							8,600,000	13,800,000
Net income from the acquisition							$ (3,400,000)	$ (500,000)
2013 Acquisitions [Member] | West Region [Member]
Business Acquisition [Line Items]
Business acquisition date					Apr. 01, 2013
2013 Acquisitions [Member] | Central Region [Member]
Business Acquisition [Line Items]
Business acquisition date						Apr. 01, 2013
2012 Acquisitions [Member]
Business Acquisition [Line Items]
Proforma effect on revenue						$ 197,500,000
Net income from the acquisition						35,600,000
2012 Acquisitions [Member] | Alleyton, Southwest Ready Mix [Member]
Business Acquisition [Line Items]
Proforma effect on revenue						150,900,000
2012 Acquisitions [Member] | Colorado County S&G [Member]
Business Acquisition [Line Items]
Net income from the acquisition						$ 32,600,000
2012 Acquisitions [Member] | West Region [Member]
Business Acquisition [Line Items]
Business acquisition date						Nov. 30, 2012
2012 Acquisitions [Member] | East Region [Member]
Business Acquisition [Line Items]
Business acquisition date						Oct. 05, 2012
2012 Acquisitions [Member] | Central Region [Member]
Business Acquisition [Line Items]
Business acquisition date						Feb. 29, 2012
Davenport Acquisition [Member]
Business Acquisition [Line Items]
Proforma effect on revenue			$ 477,706,000	$ 1,069,305,000
Net income from the acquisition			$ 67,229,000	24,506,000
Net cash paid for acquisitions	$ 448,710,000	$ 450,000,000
Pro forma adjustment, reduction of transaction costs				6,500,000
Pro forma adjustment, additional depreciation, depletion, amortization and accretion				$ 7,500,000